Discontinued Operations - Reconciles the impact on Cashflow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (29,110)	$ (38,870)	$ (202,806)
Net loss from discontinued operations, net of income taxes	5,104	25,187	159,114
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	4	137	319
Amortization of intangible assets		566	733
Amortization of right-of-use assets	129	478	1,328
Gains on disposals of property and equipment		(9)	(18)
Allowance for/(reversal of) credit losses on accounts receivable	1,956	(465)	930
Allowance for credit losses on loans and interest receivable	1,353	23
Share-based compensation expenses	732	1,082	3,794
Fair value losses/(gains) on short-term investments	400	(447)	2,422
Fair value gain on long-term investment	(308)	(179)
Impairment of goodwill			9,834
Impairment of intangible assets		426	590
Impairment of long-term investments	3,487	1,034	6,689
Impairment of property and equipment		185	240
Impairment of right-of-use assets	53	1,073	1,014
Fair value changes on contingent consideration payables			8,396
Deferred tax	(34)	506	1,121
Share of losses from an equity investee	76	61	75
Changes in operating assets and liabilities, net
Accounts receivable	1,560	(1,832)	(4,142)
Prepayments and other assets	(4,651)	796	1,549
Rebates receivables	333	(74)	801
Prepaid media costs	45	337	7,244
Accounts payable	730	515	(4,165)
Accrued liabilities and other current liabilities	6,057	7,446	(6,785)
Deferred revenue	585	(8,308)	2,854
Income tax payable		(72)	(810)
Income tax recoverable	(63)	(60)	(242)
Lease liabilities	(931)	(1,167)	(1,370)
Amount due from an equity investee		270	(36)
Net cash used in operating activities from continuing operations	(12,493)	(11,361)	(11,327)
Cash flows from investing activities
Purchase of property and equipment	(16)	(83)	(126)
Purchase of intangible assets	(60)
(Purchase)/redemption of short-term investments	(2,763)	1,585	(1,710)
(Purchase)/disposal of other long-term investments		1,936	(6,500)
Redemption/(purchase) of time deposits	258	(248)	11,118
Acquisition of businesses, net of cash received		(5,161)	(7,742)
Proceeds from disposal of property and equipment		11	36
Net cash provided by investing activities from discontinued operations	812	973	947
Net cash used in investing activities from discontinued operations	(1,813)	(1,960)	(4,924)
Cash flows from financing activities
Proceeds from exercise of share options			68
Proceeds from bank borrowings	609	1,897	5,855
Repayments of bank borrowings	(35,601)	(1,523)	(6,098)
Repurchase of ordinary shares		(214)	(7,574)
Net cash (used in)/provided by financing activities from continuing operation	$ (34,992)	160	(7,749)
Previously reported
Cash flows from operating activities
Net loss		(38,870)	(202,806)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment		137	842
Amortization of intangible assets		566	2,990
Amortization of right-of-use assets		478	2,650
Gains on disposals of property and equipment		(15)	(40)
Allowance for/(reversal of) credit losses on accounts receivable		(1,431)	18,542
Allowance for credit losses on loans and interest receivable		4,486	3,661
Share-based compensation expenses		1,082	3,794
Fair value losses/(gains) on short-term investments		(566)	2,368
Fair value gain on long-term investment		(179)
Impairment of goodwill			80,137
Impairment of intangible assets		439	49,778
Impairment of long-term investments		1,034	10,805
Impairment of property and equipment		185	1,206
Impairment of right-of-use assets		2,624	2,365
Fair value changes on contingent consideration payables			8,396
Deferred tax		506	(11,557)
Share of losses from an equity investee		61	75
Changes in operating assets and liabilities, net
Accounts receivable		9,962	102,028
Prepayments and other assets		2,915	8,478
Rebates receivables		1,927	2,642
Prepaid media costs		4,713	17,515
Accounts payable		(764)	(24,859)
Accrued liabilities and other current liabilities		(1,967)	3,999
Deferred revenue		(4,296)	(6,935)
Income tax payable		(72)	(1,839)
Income tax recoverable		(148)	(319)
Lease liabilities		(2,503)	(2,776)
Amount due from an equity investee		270	(36)
Net cash used in operating activities from continuing operations		(19,426)	71,104
Cash flows from investing activities
Purchase of property and equipment		(83)	(506)
Purchase of intangible assets		(14)
(Purchase)/redemption of short-term investments		1,585	(99)
(Purchase)/disposal of other long-term investments		1,936	(6,500)
Redemption/(purchase) of time deposits		(248)	11,118
Acquisition of businesses, net of cash received		(5,161)	(7,742)
Purchase of interest in a subsidiary from non-controlling interests			(722)
Repayment of loan from third parties		981	434
Proceeds from disposal of property and equipment		17	40
Net cash used in investing activities from discontinued operations		(987)	(3,977)
Cash flows from financing activities
Proceeds from exercise of share options			68
Proceeds from bank borrowings		59,035	180,006
Repayments of bank borrowings		(64,910)	(209,789)
Repurchase of ordinary shares		(214)	(7,574)
Net cash (used in)/provided by financing activities from continuing operation		(6,089)	(37,289)
Effect of discontinued operations
Cash flows from operating activities
Net loss from discontinued operations, net of income taxes		25,187	159,114
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment			(523)
Amortization of intangible assets			(2,257)
Amortization of right-of-use assets			(1,322)
Gains on disposals of property and equipment		6	22
Allowance for/(reversal of) credit losses on accounts receivable		966	(17,612)
Allowance for credit losses on loans and interest receivable		(4,463)	(3,661)
Fair value losses/(gains) on short-term investments		119	54
Impairment of goodwill			(70,303)
Impairment of intangible assets		(13)	(49,188)
Impairment of long-term investments			(4,116)
Impairment of property and equipment			(966)
Impairment of right-of-use assets		(1,551)	(1,351)
Deferred tax			12,678
Changes in operating assets and liabilities, net
Accounts receivable		(11,794)	(106,170)
Prepayments and other assets		(2,119)	(6,929)
Rebates receivables		(2,001)	(1,841)
Prepaid media costs		(4,376)	(10,271)
Accounts payable		1,279	20,694
Accrued liabilities and other current liabilities		9,413	(10,784)
Deferred revenue		(4,012)	9,789
Income tax payable			1,029
Income tax recoverable		88	77
Lease liabilities		1,336	1,406
Net cash used in operating activities from continuing operations		8,065	(82,431)
Cash flows from investing activities
Purchase of property and equipment			380
Purchase of intangible assets		14
(Purchase)/redemption of short-term investments			(1,611)
Purchase of interest in a subsidiary from non-controlling interests			722
Repayment of loan from third parties		(981)	(434)
Proceeds from disposal of property and equipment		(6)	(4)
Net cash used in investing activities from discontinued operations		(973)	(947)
Cash flows from financing activities
Proceeds from bank borrowings		(57,138)	(174,151)
Repayments of bank borrowings		63,387	203,691
Net cash (used in)/provided by financing activities from continuing operation		$ 6,249	$ 29,540